Leases - Carrying amounts of right-of use assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	$ 2,180,931	$ 1,917,235
Additions	404,717	553,331
Extensions	73,586
Modifications	41,173	30,808
Depreciation on right of use assets	(362,015)	(320,443)	$ (269,351)
Balance at the end	2,338,392	2,180,931	1,917,235
Aircraft leases
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	2,110,753	1,862,664
Additions	401,943	521,711
Extensions	64,994
Modifications	32,167	25,895
Depreciation on right of use assets	(337,694)	(299,517)
Balance at the end	2,272,163	2,110,753	1,862,664
Spare engine leases
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	24,181	34,953
Additions		1,023
Extensions	7,825
Modifications	9,006	(168)
Depreciation on right of use assets	(11,524)	(11,627)
Balance at the end	29,488	24,181	34,953
Building leases
Disclosure of quantitative information about right-of-use assets
Balance at the beginning	45,997	19,618
Additions	2,774	30,597
Extensions	767
Modifications		5,081
Depreciation on right of use assets	(12,797)	(9,299)
Balance at the end	$ 36,741	$ 45,997	$ 19,618